Subsequent Events - Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Oct. 26, 2020	Sep. 26, 2020	Oct. 25, 2020	Sep. 29, 2020	Sep. 28, 2020	Dec. 28, 2019
Series E Preferred Stock [Member]
Preferred stock, dividend rate, percentage		12.00%
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 62.50
Maximum [Member] | Series E Preferred Stock [Member]
Preferred stock, dividend rate, percentage		50.00%
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.66
Subsequent Event [Member] | 2020 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				750,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Preferred stock, liquidation preference Per Share					$ 1,000
Subsequent Event [Member] | Amendment to Series E Preferred Stock And Series E-1 Preferred Stock [Member] | Series E Preferred Stock [Member]
Amount divided to pay fee in shares	$ 10
Description of interest Paid in-kind fees	additional fee to be paid in shares of the Company's common stock an amount equal to $10 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date.
Preferred stock, dividend rate, percentage	12.00%
Dividend payment commencement date	Oct. 26, 2022
Dividend payment commencement date	Oct. 25, 2022
Preferred stock, conversion basis	Shares of Base Series E Preferred Stock will be also convertible into shares of the Company's common stock after October 31, 2022. The conversion rate for Base Series E Preferred Stock is equal to the liquidation value of each shares of Base Series E Preferred Stock divided by $1.00 per share.
Preferred Stock, Par Value Per Share (in dollars per share)	$ 1.00
Preferred stock, liquidation preference Per Share	$ 1,000
Preferred stock conversion date	Oct. 31, 2022
Subsequent Event [Member] | Amendment to Series E Preferred Stock And Series E-1 Preferred Stock [Member] | Series E-1 Preferred Stock - Related Party [Member]
Preferred stock, conversion basis	shares of Series E-1 Preferred Stock will be convertible into the Company's common stock at a conversion rate equal to the liquidation value of each shares of Series E-1 Preferred Stock divided by $1.00 per share commencing October 31, 2020.
Preferred Stock, Par Value Per Share (in dollars per share)	$ 1.00
Preferred stock, liquidation preference Per Share	$ 1,000
Preferred stock conversion date	Oct. 31, 2020
Subsequent Event [Member] | Amendment to Series E Preferred Stock And Series E-1 Preferred Stock [Member] | Maximum [Member] | Series E Preferred Stock [Member]
Deemed closing price of common Share	$ 3.50
Average closing price	$ 3.50
Preferred Stock Dividend Rate Percentage Paid In-Kind	50.00%
Subsequent Event [Member] | Amendment to Series E Preferred Stock And Series E-1 Preferred Stock [Member] | Minimum [Member] | Series E Preferred Stock [Member]
Deemed closing price of common Share	$ 0.50
Average closing price	$ 0.50
Subsequent Event [Member] | Jackson Investment Group LLC [Member] | Note Purchase Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Note purchase agreement amendment fee	$ 488
Amount divided to pay fee in shares	$ 25
Description of interest Paid in-kind fees	fee in shares of its common stock in an amount equal to $25 divided by the average closing price, as reported by Nasdaq, of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date.
Debt instrument interest increase (decrease)	$ 166
Debt instrument due and payable date	Sep. 30, 2022
Debt instrument, default of payment description	The Amended Note Purchase Agreement contains customary events of default for a senior secured loan including, among other events of default, (i) failure to timely pay interest and principal, (ii) other breaches and violation of the Amended Note Purchase Agreement, (iii) bankruptcy and insolvency events affecting us and/or subsidiaries and (iv) the occurrence of a material adverse effect on the Company.
Subsequent Event [Member] | Jackson Investment Group LLC [Member] | Note Purchase Agreement [Member] | Maximum [Member]
Debt Instrument Interest Rate Stated Percentage Paid In-Kind	50.00%
Deemed closing price of common Share	$ 3.50
Average closing price	$ 3.50
Mandatory prepayment of principal amount	$ 3,000
Subsequent Event [Member] | Jackson Investment Group LLC [Member] | Note Purchase Agreement [Member] | Minimum [Member]
Deemed closing price of common Share	$ 0.50
Average closing price	$ 0.50
Subsequent Event [Member] | Jackson Investment Group LLC [Member] | Note Purchase Agreement [Member] | Debt [Member]
Refinancing amount	$ 35,700
Subsequent Event [Member] | Jackson Investment Group LLC [Member] | Amendment to Warrant Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00		$ 1.66